Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	49
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$80,449,551.68	0.4305569	$71,858,787.85	0.3845801	$8,590,763.83
Total Securities	$80,449,551.68	0.0837275	$71,858,787.85	0.0747867	$8,590,763.83

Weighted Avg. Coupon (WAC)	5.52%		5.55%
Weighted Avg. Remaining Maturity (WARM)	17.73		17.02
Pool Receivables Balance	$95,015,317.33		$86,286,659.75
Remaining Number of Receivables	20,884		20,207

Adjusted Pool Balance	$93,839,449.33		$85,248,685.50

III. COLLECTIONS

Principal:
Principal Collections	$8,601,695.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$212,788.98
Total Principal Collections	$8,814,484.70

Interest:
Interest Collections	$440,742.66
Late Fees & Other Charges	$23,710.47
Interest on Repurchase Principal	$-
Total Interest Collections	$464,453.13

Collection Account Interest	$126.32
Reserve Account Interest	$77.83
Servicer Advances	$-

Total Collections	$9,279,141.98

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	49
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$9,279,141.98
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$9,279,141.98
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$79,179.43	$-	$79,179.43	$79,179.43
Collection Account Interest					$126.32
Late Fees & Other Charges					$23,710.47
Total due to Servicer					$103,016.22

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$164,251.17		$164,251.17

Total interest:		$164,251.17		$164,251.17	$164,251.17

Available Funds Remaining:					$9,011,874.59

3. Principal Distribution Amount:					$8,590,763.83

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,590,763.83
Class A Notes Total:		8,590,763.83		$8,590,763.83
Total Noteholders Principal				$8,590,763.83

4. Available Amounts Remaining to reserve account					421,110.76

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					421,110.76

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,175,868.00
Beginning Period Amount	$1,175,868.00
Current Period Amortization	$137,893.75
Ending Period Required Amount	$1,037,974.25
Ending Period Amount	$1,037,974.25
Next Distribution Date Required Amount	$910,828.49

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$13,389,897.65	$13,389,897.65	$13,389,897.65
Overcollateralization as a % of Adjusted Pool		14.27%	15.71%	15.71%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	49
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.11%	19,826	96.98%	$83,677,678.93
30 - 60 Days	1.49%	301	2.41%	$2,081,992.25
61 - 90 Days	0.33%	66	0.52%	$449,567.76
91 + Days	0.07%	14	0.09%	$77,420.81
		20,207		$86,286,659.75
Total
Delinquent Receivables 61 + days past due	0.40%	80	0.61%	$526,988.57
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	75	0.53%	$500,412.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	73	0.46%	$483,472.97
Three-Month Average Delinquency Ratio	0.36%		0.53%

Repossession in Current Period		14		$86,391.05
Repossession Inventory		22		$64,033.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$126,961.86
Recoveries				$(212,788.98)
Net Charge-offs for Current Period				$(85,827.12)

Beginning Pool Balance for Current Period				$95,015,317.33

Net Loss Ratio				-1.08%
Net Loss Ratio for 1st Preceding Collection Period				-1.50%
Net Loss Ratio for 2nd Preceding Collection Period				-1.16%
Three-Month Average Net Loss Ratio for Current Period				-1.25%

Cumulative Net Losses for All Periods				$10,908,904.97
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$447,721.96
Number of Extensions				65

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